LOSS PER SHARE - Weighted average number of shares (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Weighted average number of common shares (in thousands) - basic (in shares)	951,818,000	950,266,000
Weighted average number of dilutive stock options (in shares)	74,000	0
Weighted average number of dilutive Restricted Share Units (in shares)	1,954,000	1,658,000
Weighted average number of common shares (in thousands) - diluted (in shares)	953,846,000	951,924,000
Antidilutive securities (in shares)	722,000	2,076,000
Adjusted weighted average number of ordinary shares outstanding	953,846,000	951,924,000
Employee stock option
Earnings per share [line items]
Antidilutive securities (in shares)	182,000	1,286,000
Restricted stock units
Earnings per share [line items]
Antidilutive securities (in shares)	541,000	790,000